Receivables (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Receivables [Abstract]
Balance at beginning of period	$ 29,001	$ 14,001
Provisions for losses		15,000	30,000
Accounts charged-off			(15,999)
Balance at end of period	$ 29,001	$ 29,001	$ 14,001